Trade Receivables - Schedule of Trade Receivables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	RM 37,060,714	$ 8,291,916	RM 15,241,712
Less: loss allowances for expected credit loss	(743,860)	(166,430)	(82,597)
Total trade receivables, net	36,316,854	8,125,486	15,159,115
Third Parties [Member] | Farm solutions sales [Member]
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	19,234,500	4,303,502	8,412,500
Third Parties [Member] | Vegetable sales [Member]
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	16,693,373	3,734,953	787,521
Other Related Parties [Member] | Farm solutions sales [Member]
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	1,100,000	246,113	4,000,001
Other Related Parties [Member] | Vegetable sales [Member]
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	RM 32,841	$ 7,348	RM 2,041,690